Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		33 Months Ended	34 Months Ended	35 Months Ended	53 Months Ended	60 Months Ended		74 Months Ended		75 Months Ended	80 Months Ended	82 Months Ended	120 Months Ended
		Jul. 31, 2024		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Nov. 09, 2021	Sep. 21, 2021	Sep. 14, 2021	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Feb. 19, 2020	Jul. 31, 2019	Jul. 31, 2018	May 30, 2018	Apr. 18, 2018	Dec. 13, 2017	Sep. 27, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000193049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 11,413		$ 11,413	$ 11,413	$ 11,413	$ 11,413	$ 11,413		$ 11,413		$ 11,413	$ 11,413	$ 11,413	$ 11,413				$ 10,936				$ 10,890						$ 11,657		$ 11,469		$ 10,802	$ 10,037		$ 10,000
Average Annual Return, Percent		4.36%						1.11%				2.13%
C000193047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 11,737		11,737	11,737	11,737	11,737	$ 11,737		11,737		$ 11,737	$ 11,737	11,737	11,737				11,134				11,057						11,864		11,364		10,833	10,060			$ 10,000
Average Annual Return, Percent		5.42%						1.62%					2.45%
C000230267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 10,634		10,634	10,634	$ 10,634	10,634	$ 10,634		10,634		10,634	$ 10,634	10,634	10,634		$ 10,381		11,060		$ 11,270		12,515		$ 10,855			$ 10,000
Average Annual Return, Percent		(3.85%)				2.16%
C000244148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 22,286		22,286	22,286	$ 22,286	22,286	$ 22,286		22,286		22,286	22,286	22,286	$ 22,286				19,857				18,631						18,390		13,397		13,861	13,259					$ 12,071	$ 10,566	$ 10,412	$ 10,000
Average Annual Return, Percent	[1]	12.23%						9.96%							8.34%
C000217911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 9,811		9,811	9,811	9,811	$ 9,811	$ 9,811		9,811		9,811	9,811	9,811	$ 9,811		9,593		9,236		9,294		9,550		10,279				10,628	$ 10,609	10,691	$ 10,000
Average Annual Return, Percent		6.22%					(0.43%)
C000230731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 10,235		$ 10,235	10,235	10,235	$ 10,235	10,235		10,235		10,235	10,235	10,235	10,235	$ 9,210	8,660	$ 7,140	8,015	$ 6,870	6,515	$ 6,015	6,475	$ 6,815	8,280	$ 10,000
Average Annual Return, Percent		27.70%		0.86%
C000189003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 11,216		$ 11,216	11,216	11,216	11,216	$ 11,216		11,216		11,216	11,216	$ 11,216	11,216				10,496				10,727						11,996		11,847		10,737	9,929				$ 10,000
Average Annual Return, Percent		6.86%						0.88%						1.69%
C000200624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 11,955		11,955	11,955	11,955	11,955	$ 11,955		$ 11,955		11,955	11,955	$ 11,955	11,955				11,080				10,796						11,246		10,951		10,552	10,031	$ 10,000
Average Annual Return, Percent	[2]	7.90%						2.53%		2.94%
C000230284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 9,959		9,959	$ 9,959	9,959	9,959	$ 9,959		$ 9,959		9,959	9,959	9,959	9,959		9,507		9,018		8,925		8,648		9,575		$ 10,000
Average Annual Return, Percent		10.43%			(0.14%)
Bloomberg Municipal Bond 1 15 Year Blend 1 17 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value		$ 11,341		11,341	$ 11,341	11,341	11,341	$ 11,341		11,341		11,341	$ 11,341	11,341	11,341				10,989				10,887						11,478		11,208		10,694	10,030			10,000
Average Annual Return, Percent	[3]	3.20%						1.18%					1.94%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 12,996		12,996	12,996	$ 12,996	12,996	$ 12,996		12,996		12,996	$ 12,996	12,996	12,996		11,323		10,639		9,372		9,414		10,211			10,000
Average Annual Return, Percent	[4]	22.15%				9.54%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value		$ 23,586		23,586	23,586	$ 23,586	23,586	$ 23,586		23,586		23,586	23,586	23,586	$ 23,586				20,546				18,974						19,249		13,816		14,700	13,974					12,757	11,213	10,640	10,000
Average Annual Return, Percent	[5]	14.80%						9.92%							8.96%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 11,960		$ 11,960	11,960	11,960	11,960	$ 11,960		11,960		11,960	11,960	11,960	$ 11,960	10,898	10,463	8,994	9,844	8,873	8,703	8,215	8,715	8,715	9,516	10,000			26,226		19,009		16,967	15,710					$ 13,521	$ 11,661	$ 11,124	$ 10,000
Average Annual Return, Percent		21.50%	[6]	6.67% [6]				14.59%	[5]						12.86% [5]
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Account Value		$ 12,077		$ 12,077	12,077	12,077	12,077	$ 12,077		12,077		12,077	12,077	12,077	$ 12,077	$ 10,859	10,432	$ 8,789	9,514	$ 8,239	7,729	$ 7,389	8,110	$ 8,051	9,203	$ 10,000
Average Annual Return, Percent	[6]	26.94%		6.98%
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan CLOIE AAA Index
Account Value		$ 12,537		$ 12,537	12,537	12,537	12,537	$ 12,537		$ 12,537		12,537	12,537	12,537	12,537				11,636				10,826						10,899		10,575		10,383	10,038	10,000
Average Annual Return, Percent	[2],[7],[8]	7.74%						3.84%		3.73%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 11,397		11,397	11,397	11,397	11,397	$ 11,397		$ 11,397		$ 11,397	$ 11,397	11,397	11,397				10,986				10,885						11,695		11,322		10,747	10,015		$ 10,000	$ 10,000
Average Annual Return, Percent		3.74%	[3]					1.18%	[3]			2.23%	2.02% [3]
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Account Value		$ 10,933		10,933	10,933	$ 10,933	10,933	$ 10,933		10,933		$ 10,933	$ 10,933	10,933	10,933		10,879		11,529		11,709		12,516		11,025			$ 10,000
Average Annual Return, Percent	[4]	(5.17%)				3.21%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 10,907		10,907	$ 10,907	$ 10,907	$ 10,907	$ 10,907		$ 10,907		10,907	10,907	$ 10,907	10,907		$ 9,500		10,378		$ 9,305		10,740		$ 10,154		$ 10,000		11,817	$ 10,465	11,901	$ 10,000	10,807	9,999	10,000			$ 10,000
Average Annual Return, Percent		5.10%	[2],[8]		(2.76%)		(0.73%)	0.19%	[2],[8]	1.42%	[2],[8]			1.11%
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Account Value		$ 11,227		$ 11,227	$ 11,227	$ 11,227	$ 11,227	$ 11,227		$ 11,227		$ 11,227	$ 11,227	$ 11,227	$ 11,227				$ 10,625				$ 10,581						$ 10,933		$ 10,887		$ 10,422	$ 10,007	$ 10,000
Average Annual Return, Percent	[2],[7]	5.67%						1.50%		1.87%

[1]	Prior to the close of business on October 13, 2023, the Fund operated as an open-end mutual fund (the "Predecessor Fund"). The Fund has the same investment objective, strategies and policies as the Predecessor Fund. The returns prior to the Fund's listing on the exchange include the returns of the Predecessor Fund's share classes and operating expenses as follows: Class F (February 28, 2017 to October 13, 2013); and Class I (August 31, 2006 to February 27, 2017).
[2]	As of February 12, 2024, the Fund changed its investment objective, principal investment strategy and management fee rate, and information after that date reflects those changes.
[3]	The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund's performance index and the Bloomberg Municipal Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
[4]	The Bloomberg Commodity Index Total Return serves as the Fund's performance index and the S&P 500 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
[5]	The Russell 1000 Value Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
[6]	The Russell 1000 Growth Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
[7]	Effective February 12, 2024, the Fund changed its benchmark to the JP Morgan CLOIE AAA Index. Prior to February 12, 2024, the Fund’s benchmark was Bloomberg 1-3 Year US Government/Credit Index. The Fund changed its benchmark because the investment manager believes that the new benchmark better reflects the Fund’s revised objective and investment strategy.
[8]	The JP Morgan CLOIE AAA Index is the Fund's performance index and the Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.